Trade accounts and other payables (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Disclosure of Trade Accounts and Other Payables
Trade accounts and other payables consists of the following:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Accounts and notes payables	2,674,520	2,354,425	2,953,716
Other payables	1,181,613	1,143,605	1,092,223

Total	3,856,133	3,498,029	4,045,939